Income Tax Expense - Detail of Income Tax Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current tax:
Charge for period	¥ 207,742	¥ 203,060	¥ 173,683
Deferred tax:
Origination and reversal of temporary differences	48,295	(94,773)	17,460
Change in the write-down of deferred tax assets on the current fiscal year income tax expense	(4,635)	(56,519)	(6,837)
Total deferred tax expense (benefit)	43,660	(151,292)	10,623
Total income tax expense	¥ 251,402	¥ 51,768	¥ 184,306